SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Segmented information
Revenues	$ 13,255	$ 13,679	$ 13,449
Income/(loss) from equity investments	920	714	773
Plant operating costs and other	(3,909)	(3,591)	(3,906)
Commodity purchases resold	(369)	(1,488)	(2,382)
Property taxes	(727)	(569)	(569)
Depreciation and amortization	(2,464)	(2,350)	(2,055)
Goodwill and other asset impairment charges	0	(801)	(1,257)
(Loss)/gain on assets held for sale/sold	(121)	170	631
Segmented earnings/(losses)	6,585	5,764	4,684
Interest expense	(2,333)	(2,265)	(2,069)
Allowance for funds used during construction	475	526	507
Interest income and other	460	(76)	184
Income before Income Taxes	5,187	3,949	3,306
Income tax expense/(recovery)	(754)	(432)	89
Net Income	4,433	3,517	3,395
Net loss attributable to non-controlling interests	(293)	185	(238)
Net Income Attributable to Controlling Interests	4,140	3,702	3,157
Preferred share dividends	(164)	(163)	(160)
Net Income Attributable to Common Shares	3,976	3,539	2,997
Capital spending
Capital expenditures	7,475	9,418	7,383
Capital projects in development	707	496	146
Contributions to equity investments	602	1,015	1,681
Capital spending	8,784	10,929	9,210
Assets	99,279	98,920
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	65,489	66,503		$ 67,088
Canada
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	23,362	23,226
Canada – domestic
Segmented information
Revenues	4,059	4,187	3,618
Canada – export
Segmented information
Revenues	1,035	1,075	1,255
United States
Segmented information
Revenues	7,558	7,798	8,006
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	36,184	37,385
Mexico
Segmented information
Revenues	603	619	570
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	5,943	5,892
Corporate
Segmented information
Revenues	(183)	(218)	(51)
Income/(loss) from equity investments	(53)	5	63
Plant operating costs and other	166	159	(51)
Commodity purchases resold	0	0	0
Property taxes	0	0	0
Depreciation and amortization	0	0	0
Goodwill and other asset impairment charges		0	0
(Loss)/gain on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	(70)	(54)	(39)
Capital spending
Capital expenditures	32	45	41
Capital projects in development	0	0	0
Contributions to equity investments	0	0	0
Capital spending	32	45	41
Assets	4,743	3,513
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	675	238
Canadian Natural Gas Pipelines
Segmented information
Revenues	4,010	4,038	3,693
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues	4,010	4,038	3,693
Income/(loss) from equity investments	12	12	11
Plant operating costs and other	(1,473)	(1,405)	(1,300)
Commodity purchases resold	0	0	0
Property taxes	(275)	(266)	(260)
Depreciation and amortization	(1,159)	(1,129)	(908)
Goodwill and other asset impairment charges		0	0
(Loss)/gain on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	1,115	1,250	1,236
Capital spending
Capital expenditures	3,900	2,442	2,106
Capital projects in development	6	36	75
Contributions to equity investments	0	0	0
Capital spending	3,906	2,478	2,181
Assets	21,983	18,407
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	19,258	16,013
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
U.S. Natural Gas Pipelines
Segmented information
Revenues	4,978	4,314	3,584
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues	5,142	4,476	3,635
Income/(loss) from equity investments	264	256	240
Plant operating costs and other	(1,581)	(1,368)	(1,340)
Commodity purchases resold	0	0	0
Property taxes	(345)	(199)	(181)
Depreciation and amortization	(754)	(664)	(594)
Goodwill and other asset impairment charges		(801)	0
(Loss)/gain on assets held for sale/sold	21	0	0
Segmented earnings/(losses)	2,747	1,700	1,760
Capital spending
Capital expenditures	2,500	5,591	3,712
Capital projects in development	0	1	0
Contributions to equity investments	16	179	118
Capital spending	2,516	5,771	3,830
Assets	41,627	44,115
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	26,360	26,990
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	(164)	(162)	(51)
Mexico Natural Gas Pipelines
Segmented information
Revenues	603	619	570
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues	603	619	570
Income/(loss) from equity investments	56	22	(9)
Plant operating costs and other	(54)	(34)	(42)
Commodity purchases resold	0	0	0
Property taxes	0	0	0
Depreciation and amortization	(115)	(97)	(93)
Goodwill and other asset impairment charges		0	0
(Loss)/gain on assets held for sale/sold	0	0	0
Segmented earnings/(losses)	490	510	426
Capital spending
Capital expenditures	323	463	833
Capital projects in development	0	0	0
Contributions to equity investments	34	334	1,121
Capital spending	357	797	1,954
Assets	7,207	7,058
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	5,920	5,875
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Liquids Pipelines
Segmented information
Revenues	2,879	2,584	2,009
Liquids Pipelines | Operating segments
Segmented information
Revenues	2,879	2,584	2,009
Income/(loss) from equity investments	70	64	(3)
Plant operating costs and other	(728)	(630)	(623)
Commodity purchases resold	0	0	0
Property taxes	(101)	(98)	(89)
Depreciation and amortization	(341)	(341)	(309)
Goodwill and other asset impairment charges		0	(1,236)
(Loss)/gain on assets held for sale/sold	69	0	0
Segmented earnings/(losses)	1,848	1,579	(251)
Capital spending
Capital expenditures	239	110	341
Capital projects in development	701	459	71
Contributions to equity investments	14	12	117
Capital spending	954	581	529
Assets	15,931	17,352
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	11,975	13,726
Liquids Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Power and Storage
Segmented information
Revenues	785	2,124	3,593
Power and Storage | Operating segments
Segmented information
Revenues	804	2,180	3,593
Income/(loss) from equity investments	571	355	471
Plant operating costs and other	(239)	(313)	(550)
Commodity purchases resold	(369)	(1,488)	(2,382)
Property taxes	(6)	(6)	(39)
Depreciation and amortization	(95)	(119)	(151)
Goodwill and other asset impairment charges		0	(21)
(Loss)/gain on assets held for sale/sold	(211)	170	631
Segmented earnings/(losses)	455	779	1,552
Capital spending
Capital expenditures	481	767	350
Capital projects in development	0	0	0
Contributions to equity investments	538	490	325
Capital spending	1,019	1,257	675
Assets	7,788	8,475
GEOGRAPHIC INFORMATION
Plant, Property and Equipment	1,301	3,661
Power and Storage | Intersegment eliminations
Segmented information
Revenues	$ (19)	$ (56)	$ 0